Contingencies (Details) - Tax contingent liability [Member]	Sep. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses	$ 100,000
Mexican Peso [Member]
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses	$ 2,500,000